Thrivent Aggressive Allocation Fund Expense Example - Thrivent Aggressive Allocation Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 569
Expense Example, with Redemption, 3 Years	854
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	2,029
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	$ 1,451